Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Company's Revenue and Income From Operations by Segment
The following table includes results for the Company’s revenue and income from operations by segment for the years ended December 31, 2016 and 2015. Prior to 2015, the Company had one operating segment.

Year Ended December 31, 2016	Conventional Tanker Segment $	Ship-to-Ship Transfer Segment $	Inter-segment Adjustment (1) $	Total $
Revenues	512,608	41,136	(3,201)	550,543
Voyage expenses	(56,805)	—	3,201	(53,604)
Vessel operating expenses	(150,100)	(32,498)	—	(182,598)
Time-charter hire expense	(57,368)	(2,279)	—	(59,647)
Depreciation and amortization	(99,024)	(5,125)	—	(104,149)
General and administrative expenses	(29,432)	(3,767)	—	(33,199)
(Loss) gain on sale of vessels	(20,926)	332	—	(20,594)
Income (loss) from operations (2)	98,953	(2,201)	—	96,752
Equity income	7,680	—	—	7,680

Year Ended December 31, 2015	Conventional Tanker Segment $	Ship-to-Ship Transfer Segment $	Inter-segment Adjustment (1) $	Total $
Revenues	516,943	18,587	(849)	534,681
Voyage expenses	(18,379)	(348)	—	(18,727)
Vessel operating expenses	(123,572)	(14,441)	849	(137,164)
Time-charter hire expense	(74,860)	(38)	—	(74,898)
Depreciation and amortization	(72,118)	(1,642)	—	(73,760)
General and administrative expenses	(28,418)	(1,985)	—	(30,403)
Gain on sale of vessel	771	—	—	771
Restructuring charge	(6,468)	(327)	—	(6,795)
Income (loss) from operations (2)	193,899	(194)	—	193,705
Equity income	11,528	—	—	11,528

(1)
The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations and the pricing for such services is based on estimated costs incurred of approximately $25,000 per voyage.

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	As at December 31, 2016 $	As at December 31, 2015 $
Conventional Tanker	1,809,956	1,999,979
Ship-to-Ship Transfer	26,468	24,429
Cash and cash equivalents	94,157	156,520
Accounts receivable	33,789	33,875
Total assets	1,964,370	2,214,803